Schedule of Reconciliation to Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Statutory tax (benefit) rate	(41.00%)	41.00%	41.00%
Nondeductible expenses	6.00%	5.00%	2.00%
Change in valuation allowance	25.00%	22.00%	14.00%
Tax credit for research and development		(2.00%)	(8.00%)
Unrecognized tax benefits	14.00%	0.00%	(1.00%)
Taxes on undistributed earnings of foreign subsidiaries	1.00%	0.00%	3.00%
Prior period tax accrual adjustment	(9.00%)	0.00%	(2.00%)
Difference in statutory tax rates of foreign subsidiaries	(4.00%)	(13.00%)	(3.00%)
Nondeductible goodwill impairment loss	13.00%
Change in tax law and rate	23.00%
Other, net	(2.00%)	(2.00%)	3.00%
Effective tax rate	26.00%	51.00%	49.00%